Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwill
The goodwill movement is detailed as follows:

Goodwill
ThCh$
As of January 1, 2021
Historic cost	117,190,763
Book Value	117,190,763

As of December 31, 2021
Other increases (decreases) (1)	11,604,421
Conversion effect	2,377,651
Changes	13,982,072
Book Value	131,172,835

As of December 31, 2021
Historic cost	131,172,835
Book Value	131,172,835

As of December 31, 2022
Other increases (decreases) (1)	19,526,568
Conversion effect	(13,729,969)
Changes	5,796,599
Book Value	136,969,434

As of December 31, 2022
Historic cost	136,969,434
Book Value	136,969,434

(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinfla tiona
ry economies”.

Disclosure Of Carrying Amount Goodwill Related To Cash Generating Units Investments	The carrying amount of goodwill assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2022	As of December 31, 2021
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	2,277	3,876
	Cervecería Kunstmann S.A.	456,007	456,007
	Cervecería Szot SpA.	202,469	202,469
	Sub-Total	44,606,234	44,607,833
International Business	CCU Argentina S.A. and subsidiaries	39,949,114	34,781,464
	Marzurel S.A., Coralina S.A. and Milotur S.A.	4,815,276	4,066,703
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,244,087	5,491,823
	Bebidas Bolivianas BBO S.A.	9,938,579	9,808,868
	Sub-Total	59,947,056	54,148,858
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		136,969,434	131,172,835

Disclosure of Detailed Information About in Intangible Assets And Goodwill
The following table shows the most relevant inputs for each CGU in where there is a relevant Goodwill and / or intangible assets with indefinite useful life assigned:

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2023 ThCh$	127,717	38,129	1,671	3,324	1,417
Perpetual growth	3.00%	2.50%	2.20%	2.20%	4.40%
Discount rate	7.50%	23.00%	11.28%	11.35%	12.30%